Employee Benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Employee benefits
15.	Employee benefits

Mexican entities

a.	Collective bargaining agreements - During 2024, approximately 42% (42% on 2023) of the employees in the Company’s Mexican operations are covered by collective bargaining agreements. The Mexican collective contracts expire in periods greater than one year.

b.	Seniority premium benefits - In accordance with Mexican Labor Law, the Company provides seniority premium benefits to its employees under certain circumstances. Such benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit. These obligations are calculated by independent actuaries using the projected unit credit method.

c.	Severance benefits - Further, in accordance with the Mexican labor laws, the Company also provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Such benefits consist of a one-time payment of three months’ wages plus 20 days’ wages for each year of service, payable upon involuntary termination without just cause. Severance benefits payments are recorded directly in the consolidated statement of comprehensive income (loss) at the time they are paid, unless they are related to restructuring expenses, which are recorded when there is a present obligation from past events.

d.	Employee profit sharing (EPS) - The Mexican Constitution and the Labor Law grant employees the right to receive a 10% share of the employers’ profits. Employees Profit Sharing is computed in similar terms to the taxable profit for income tax, excluding mainly the employee’s profit sharing paid this year and the amortization of tax losses and decreasing the non-deductible part of the social security for purposes of income tax. For the years 2024 and 2023, EPS amounted to $ 2,713 and $ 680, respectively. EPS is recorded in the results of operations for the year in which it is incurred.

e.	Governmental defined contribution plans - Under Mexican legislation, the Company must make payments equivalent to 2% of its workers’ daily integrated salary (ceiling) to a defined contribution plan that is part of the retirement savings system. The expense in 2024, 2023 and 2022 was $ 29,051 and $ 27,919 and $24,118, respectively.

Employee benefits liability as of December 31, 2024, 2023 and 2022 are comprised as follows:

	Retirement benefits	Termination benefits	2024	2023	2022

Vested benefits Obligation	$-	$4,123	$4,123	$4,431	$-
Plus, Non-Vested Benefits Obligation	74,178	98,699	172,877	180,743	169,375
Defined Benefits Obligation	74,178	102,822	177,000	185,174	169,375

Projected Net Liability	$74,178	$102,822	$177,000	$185,174	$169,375

Net cost for the period booked in profit and loss is comprised as follows:

	Retirement benefits	Termination benefits	2024	2023	2022

Service cost	6,724	$9,759	$16,483	$15,206	$10,998
Net interest	9,550	10,841	20,391	18,632	12,101
Labor cost of past services	(14,150)	270	(13,880)	(2,528)	(11,244)
Net Cost for the period	$2,124	$20,870	$22,994	$31,310	$11,855

Main actuarial hypothesis used in the actuarial computations are:

	2024	2023	2022

Discount rate	10.55%	9.05%	9.10%
Wage increase rate	5.00%	5.00%	5.00%
Rate of salary increase	4.50%	4.50%	4.50%

The DBO amount recorded in the balance sheet as of December 31, 2024 and 2023 are $ 177,000 and $ 185,174, respectively.

	2024	2023

Defined benefit obligations (DBO) changes in present	$185,174	$169,375

DBO present value at January 1st	185,174	169,375
Past services labor cost	(13,880)	(2,528)
Current service labor cost	16,483	15,206
Interest expense	20,391	18,632
Paid benefits	(12,945)	(22,044)
Actuarial gains and losses in obligations	(18,223)	6,533
DBO present value at December 31st	$177,000	$185,174
Changes in projected net liabilities
Initial PNL	$185,174	$169,375
Net cost for the period	22,994	31,310
Paid benefits	(12,945)	(22,044)
Previous years effect on profit and loss	(18,223)	6,533
Final PNL	$177,000	$185,174
Defined benefits obligations (DBO)	$177,000	$185,174

Foreign entities (Republic)

Republic is the only subsidiary of the Company that offered other benefits and pension plans to their employees. Such benefit plans are described below:

a.

Negotiation of collective agreements.

In 2024 at 26% the plant shutdown, of Republic’s workers were insured (18% in 2023), through collective bargaining agreements with the United Steelworkers (USW).

Due to the cessation of operations, on October 23, 2023, Republic Steel executed a Closing Agreement with the USW that terminated the collective bargaining agreement. Under the terms of the agreement, all benefits ceased on December 31, 2023. Approximately $5.4 million in severance pay, time off pay, and vacation pay was paid during the year ended December 31, 2023.

With the cessation of all manufacturing operations and termination of the union agreement on December 31, 2023, the SPT assessed the Company a withdrawal liability for the complete withdrawal from the pension trust totaling $8,345,769, to be paid in five quarterly payments beginning in April 2024. The SPT alleges that the withdrawal occurred prior to December 31, 2023, however, the Company alleges that it had an obligation to contribute to the trust through December 31, 2023, and therefore, the withdrawal liability should be calculated as of January 1, 2024, the first day the Company did not have an obligation to make contributions. The Company has submitted a request for review of the calculation to the Trust. Once the Trust responds, the Company will have 60 days to demand arbitration if it does not agree with the response. If successful, the Company could significantly reduce, and potentially eliminate, its liability. While the Company is working with legal counsel and intends to vigorously defend its position, the total assessment of $8,345,769 has been accrued on the accompanying consolidated balance sheets as of December 31, 2023.

In 2024, the company continue defend its position, has made two payments for $1,474,049.00 Dóllar each one.

b.

Defined Contribution Plans

Employee Pension Plan – Republic participated in the Steel Workers Pension Trust (SPT), a subsidized pension plan multi-employer pension. The Company’s obligations under the plan were based on defined contribution requirements. The Company contributed a fixed amount equivalent to $1.68 per hour for each employee covered by this plan, as defined in the plan.

Participation in a multi-employer pension plan agreed under terms of a collective bargaining agreement differs from a traditional qualified single employer defined benefit pension plan. The SPT shares risks associated with the plan in the following respects:

I.	Contributions to the SPT by Republic may be used to provide benefits to employees of other participating employers;

II.	If a participating employer stops contributing to the SPT, the unfunded obligations of the plan may be borne by the remaining participating employers; and

III.	If Republic chooses to stop participating in the SPT, Republic may be obliged to pay an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

c.	VEBA Benefit Trust

The Company was obliged to make quarterly contributions to the defined contribution plan for post-retirement health benefits VEBA as determined by the terms of the USW collective bargaining agreement. The Benefit Trust is a health and welfare plan for USW retiree benefits, and is not a “qualified” plan under the regulations of the Employee Retirement Income Security Act of 1974. For the years ended December 31, 2024, 2023 and 2022, the Company recorded expenses of USD $ 0.0 million, USD $ 0.3 million and USD $ 0.3 million, respectively, related to this benefits plan.

For the years ended December 31, 2024, 2023 and 2022, Republic recorded combined expenses of USD$ 0.0 million, USD$ 2.7 and USD$ 1.9 million, respectively, related to the funding obligations of the retirement healthcare and pension benefits.

d.	401(k) Plans

The Company had a defined contribution 401(k) retirement plan that covers nearly all salaried and nonunion employees. This plan is designed to provide retirement benefits through Company contributions and voluntary employee contributions. The Company made contributions to this plan each pay period based on age and length of service as of January of each year. The amount of the Company’s contribution is equal to the monthly base salary multiplied by a percentage based on age and years of service. The contribution becomes 100% vested upon completion of three years of service. Additionally, employees are permitted to make contributions to this 401(k)-retirement plan through payroll deductions. In these cases, the Company grants a 25% contribution to the fund on the first 5% contributed by the employee, to which the employee is 100% entitled from the moment said contribution is made. For the years ended December 31, 2024 and 2023, the Company recognized an expense for this plan of USD$ 0.0 million and USD$ 0.8 million, respectively.

Workers governed by the labor contract with the USW are eligible to participate in the 401(k) retirement plan, through voluntary contributions. There are no Company contributions for these workers.

e.	Profit Sharing and Incentive Compensation Plans

The labor agreement included a profit sharing plan, to which the company was required to contribute 3% of EBITDA between USD $0 and USD $25 million per quarter; 4% of EBITDA between USD $25 and USD $75 million per quarter; and 5% of EBITDA greater than USD $75 million per quarter. No expenses were recorded during the year ended December 31, 2023, because targets were not met. USD $0.3 million of expenses were recorded during the year ended December 31, 2022.